Taxes - Schedule of Loss Before Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Loss) Before Income Tax [Abstract]
Loss before income tax expense from China	$ (1,238,315)	$ (140,301)	$ (40,933)
Loss before income tax expense from outside of China	(7,074,261)	(6,386,021)	(6,430,022)
Total loss before income tax provision	$ (8,312,576)	$ (6,526,322)	$ (6,470,955)